Property, plant and equipment (Details) CLF in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CLP ($)	Dec. 31, 2020 CLP ($)	Dec. 31, 2020 CLF
Disclosure of detailed information about property, plant and equipment [line items]
As of January	$ 1,082,515,880	$ 1,071,730,034
Additions	164,454,035	128,547,688
Additions by business combination	283,992	2,736,374
Transfers	0	42,911
Conversion effect historic cost	(6,488,327)	16,947,481
Capitalized interests	1,074,074	1,087,157
Depreciation	(113,377,487)	(100,696,200)
Changes	139,745,574	10,785,846
As of December	1,222,261,454	1,082,515,880
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	83,863,505	42,888,814
Divestitures	83,863,505	42,888,814
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	1,934,512,411	1,864,135,602
Conversion effect historic cost	11,232,686	(77,162,175)
Write off	(36,031,592)	(19,735,266)
Others increase (decreased)	(15,243,456)
Divestitures	(15,243,456)
As of December	2,141,488,579	1,934,512,411
Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(851,996,531)	(792,405,568)
Write off	34,829,741	18,766,683
Others increase (decreased)	15,148,403
Divestitures	15,148,403
impairment of the year | CLF			CLF (2,628,004)
As of December	(919,227,125)	(851,996,531)
Land, buildings and contruction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	519,232,291	516,983,667
Additions	0	0
Additions by business combination	283,992	1,987,806
Transfers	14,213,714	31,930,605
Conversion effect historic cost	(718,133)	1,120,407
Capitalized interests	0	0
Depreciation	(23,360,994)	(21,669,111)
Others increase (decreased)		8,537
Divestitures		8,537
Changes	18,990,327	2,248,624
As of December	538,222,618	519,232,291
Land, buildings and contruction | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(13,856)
Divestitures		(13,856)
Land, buildings and contruction | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	23,557,010	9,794,697
Divestitures	23,557,010	9,794,697
Land, buildings and contruction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	752,373,292	731,878,806
Conversion effect historic cost	5,212,276	(18,274,583)
Write off	(693,074)	(1,618,648)
Others increase (decreased)	(3,814,205)
Divestitures	(3,814,205)
As of December	790,813,382	752,373,292
Land, buildings and contruction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(233,141,001)	(214,895,139)
Write off	505,521	1,610,774
Others increase (decreased)	3,804,220
Divestitures	3,804,220
impairment of the year | CLF			(2,628,004)
As of December	(252,590,764)	(233,141,001)
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	257,308,360	254,921,569
Additions	0	0
Additions by business combination	0	31,370
Transfers	64,659,471	35,959,489
Conversion effect historic cost	(3,994,158)	5,514,676
Capitalized interests	0	0
Depreciation	(36,646,717)	(30,783,333)
Others increase (decreased)		7,595
Divestitures		7,595
Changes	57,489,396	2,386,791
As of December	314,797,756	257,308,360
Machinery and equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(7,958)
Divestitures		(7,958)
Machinery and equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	29,409,437	16,680,477
Divestitures	29,409,437	16,680,477
Machinery and equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	609,239,605	589,477,457
Conversion effect historic cost	4,818,898	(24,672,022)
Write off	(10,879,482)	(7,408,733)
Others increase (decreased)	(4,192,074)
Divestitures	(4,192,074)
As of December	691,181,931	609,239,605
Machinery and equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(351,931,245)	(334,555,888)
Write off	10,196,738	7,065,230
Others increase (decreased)	4,117,283
Divestitures	4,117,283
impairment of the year | CLF			0
As of December	(376,384,175)	(351,931,245)
Bottles and containers
Disclosure of detailed information about property, plant and equipment [line items]
As of January	73,405,004	83,951,067
Additions	0	0
Additions by business combination	0	5,491
Transfers	15,762,049	15,675,921
Conversion effect historic cost	(2,423)	6,431,381
Capitalized interests	0	0
Depreciation	(26,493,558)	(23,167,195)
Others increase (decreased)		327,805
Divestitures		327,805
Changes	4,983,207	(10,546,063)
As of December	78,388,211	73,405,004
Bottles and containers | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(316,601)
Divestitures		(316,601)
Bottles and containers | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	16,693,132	11,294,693
Divestitures	16,693,132	11,294,693
Bottles and containers | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	191,812,594	190,100,694
Conversion effect historic cost	(727,586)	(20,800,016)
Write off	(22,952,129)	(2,632,730)
Others increase (decreased)	(5,339,148)
Divestitures	(5,339,148)
As of December	194,726,856	191,812,594
Bottles and containers | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(118,407,590)	(106,149,627)
Write off	22,703,727	2,635,188
Others increase (decreased)	5,339,143
Divestitures	5,339,143
impairment of the year | CLF			0
As of December	(116,338,645)	(118,407,590)
Other Equipment
Disclosure of detailed information about property, plant and equipment [line items]
As of January	46,649,357	55,015,510
Additions	0	0
Additions by business combination	0	0
Transfers	12,104,204	10,261,708
Conversion effect historic cost	(1,305,000)	3,365,384
Capitalized interests	0	0
Depreciation	(17,016,861)	(17,320,702)
Others increase (decreased)		293,534
Divestitures		293,534
Changes	(497,428)	(8,366,153)
As of December	46,151,929	46,649,357
Other Equipment | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(323,260)
Divestitures		(323,260)
Other Equipment | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	4,180,146	3,405,872
Divestitures	4,180,146	3,405,872
Other Equipment | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	131,488,537	133,582,436
Conversion effect historic cost	1,608,980	(7,547,615)
Write off	(1,079,938)	(6,909,303)
Others increase (decreased)	(223,669)
Divestitures	(223,669)
As of December	147,793,572	131,488,537
Other Equipment | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(84,839,180)	(78,566,926)
Write off	1,017,369	6,408,229
Others increase (decreased)	217,341
Divestitures	217,341
impairment of the year | CLF			0
As of December	(101,641,643)	(84,839,180)
Assets under construction
Disclosure of detailed information about property, plant and equipment [line items]
As of January	140,894,537	116,586,690
Additions	164,454,035	128,547,688
Additions by business combination	0	0
Transfers	(118,443,961)	(101,990,034)
Conversion effect historic cost	0	0
Capitalized interests	1,074,074	1,087,157
Depreciation	0	0
Others increase (decreased)		0
Divestitures		0
Changes	54,387,513	24,307,847
As of December	195,282,050	140,894,537
Assets under construction | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		0
Divestitures		0
Assets under construction | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	7,508,257	1,441,195
Divestitures	7,508,257	1,441,195
Assets under construction | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	140,894,537	116,586,690
Conversion effect historic cost	(204,892)	(4,778,159)
Write off	0	0
Others increase (decreased)	0
Divestitures	0
As of December	195,282,050	140,894,537
Assets under construction | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	0	0
Write off	0	0
Others increase (decreased)	0
Divestitures	0
impairment of the year | CLF			0
As of December	0	0
Furniture, accesories and vehicles
Disclosure of detailed information about property, plant and equipment [line items]
As of January	24,914,279	26,956,069
Additions	0	0
Additions by business combination	0	5,320
Transfers	8,224,711	4,587,689
Conversion effect historic cost	(468,613)	515,633
Capitalized interests	0	0
Depreciation	(8,141,332)	(6,520,948)
Others increase (decreased)		66,733
Divestitures		66,733
Changes	2,100,999	(2,041,790)
As of December	27,015,278	24,914,279
Furniture, accesories and vehicles | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(52,146)
Divestitures		(52,146)
Furniture, accesories and vehicles | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	1,945,690	305,613
Divestitures	1,945,690	305,613
Furniture, accesories and vehicles | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	72,886,303	70,566,940
Conversion effect historic cost	565,070	(831,094)
Write off	(426,969)	(1,165,852)
Others increase (decreased)	(330,318)
Divestitures	(330,318)
As of December	83,225,686	72,886,303
Furniture, accesories and vehicles | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(47,972,024)	(43,610,871)
Write off	406,386	1,047,262
Others increase (decreased)	326,374
Divestitures	326,374
impairment of the year | CLF			0
As of December	(56,210,408)	(47,972,024)
Assets under finance lease
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		0
Divestitures		0
Assets under finance lease | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		0
Divestitures		0
Under production vines
Disclosure of detailed information about property, plant and equipment [line items]
As of January	20,112,052	17,315,462
Additions	0	0
Additions by business combination	0	706,387
Transfers	3,479,812	3,617,533
Conversion effect historic cost	0	0
Capitalized interests	0	0
Depreciation	(1,718,025)	(1,234,911)
Others increase (decreased)		704,204
Divestitures		704,204
Changes	2,291,560	2,796,590
As of December	22,403,612	20,112,052
Under production vines | Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)		(713,821)
Divestitures		(713,821)
Under production vines | Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Others increase (decreased)	569,833	(33,733)
Divestitures	569,833	(33,733)
Under production vines | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	35,817,543	31,942,579
Conversion effect historic cost	(40,060)	(258,686)
Write off	0	0
Others increase (decreased)	(1,344,042)
Divestitures	(1,344,042)
As of December	38,465,102	35,817,543
Under production vines | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about property, plant and equipment [line items]
As of January	(15,705,491)	(14,627,117)
Write off	0	0
Others increase (decreased)	1,344,042
Divestitures	1,344,042
impairment of the year | CLF			CLF 0
As of December	$ (16,061,490)	$ (15,705,491)